Leases - Summary of Lease Liabilities Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Current	$ 339,620	$ 641,698
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current	Current
Non-current	$ 2,017,888	$ 2,063,421
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Non-current	Non-current
Total	$ 2,357,508	$ 2,705,119
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total	Total